OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Offset [Member]
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Tables) [Line Items]
Disclosure of Offsetting of Financial Assets and Liabilities [text block]	The following information relates to financial assets and liabilities which have been offset in the balance sheet and those which have not been offset but for which the Group has enforceable master netting agreements or collateral arrangements in place with counterparties.

				Related amounts where set off in the balance sheet not permitted[3]		Potential net amounts
At 31 December 2019	Gross amounts of assets and liabilities[1] £m	Amounts offset in the balance sheet[2] £m	Net amounts presented in the balance sheet £m	Cash collateral received/ pledged £m	Non-cash collateral received/ pledged £m	if offset of related amounts permitted £m
Financial assets
Financial assets at fair value through profit or loss:
Excluding reverse repos	148,920	–	148,920	–	(2,825)	146,095
Reverse repos	24,165	(12,896)	11,269	(366)	(10,903)	–
	173,085	(12,896)	160,189	(366)	(13,728)	146,095
Derivative financial instruments	79,735	(53,366)	26,369	(7,650)	(13,892)	4,827
Loans and advances to banks:
Excluding reverse repos	8,220	–	8,220	(3,377)	–	4,843
Reverse repos	1,555	–	1,555	–	(1,555)	–
	9,775	–	9,775	(3,377)	(1,555)	4,843
Loans and advances to customers:
Excluding reverse repos	440,388	–	440,388	(2,392)	(2,123)	435,873
Reverse repos	58,959	(4,359)	54,600	–	(54,600)	–
	499,347	(4,359)	494,988	(2,392)	(56,723)	435,873
Debt securities	5,544	–	5,544	–	(211)	5,333
Financial assets at fair value through other comprehensive income	25,092	–	25,092	–	(5,859)	19,233
Financial liabilities
Deposits from banks:
Excluding repos	10,074	–	10,074	(8,016)	–	2,058
Repos	18,105	–	18,105	–	(18,105)	–
	28,179	–	28,179	(8,016)	(18,105)	2,058
Customer deposits:
Excluding repos	413,659	(1,869)	411,790	(1,850)	(2,123)	407,817
Repos	9,530	–	9,530	–	(9,530)	–
	423,189	(1,869)	421,320	(1,850)	(11,653)	407,817
Financial liabilities at fair value through profit or loss:
Excluding repos	10,438	–	10,438	–	–	10,438
Repos	28,303	(17,255)	11,048	–	(11,048)	–
	38,741	(17,255)	21,486	–	(11,048)	10,438
Derivative financial instruments	77,276	(51,497)	25,779	(5,770)	(16,364)	3,645
				Related amounts where set off in the balance sheet not permitted[3]		Potential net amounts
At 31 December 2018	Gross amounts of assets and liabilities[1] £m	Amounts offset in the balance sheet[2] £m	Net amounts presented in the balance sheet £m	Cash collateral received/ pledged £m	Non-cash collateral received/ pledged £m	if offset of related amounts permitted £m
Financial assets
Financial assets at fair value through profit or loss:
Excluding reverse repos	130,172	–	130,172	–	(978)	129,194
Reverse repos	33,472	(5,115)	28,357	(622)	(27,735)	–
	163,644	(5,115)	158,529	(622)	(28,713)	129,194
Derivative financial instruments	78,607	(55,012)	23,595	(6,039)	(15,642)	1,914
Loans and advances to banks:
Excluding reverse repos	5,822	–	5,822	(2,676)	–	3,146
Reverse repos	461	–	461	–	(461)	–
	6,283	–	6,283	(2,676)	(461)	3,146
Loans and advances to customers:
Excluding reverse repos	447,020	(2,645)	444,375	(1,319)	(3,241)	439,815
Reverse repos	42,494	(2,011)	40,483	–	(40,483)	–
	489,514	(4,656)	484,858	(1,319)	(43,724)	439,815
Debt securities	5,238	–	5,238	–	–	5,238
Financial assets at fair value through other comprehensive income	24,815	–	24,815	–	(5,361)	19,454
Financial liabilities
Deposits from banks:
Excluding repos	9,150	–	9,150	(5,291)	–	3,859
Repos	21,170	–	21,170	–	(21,170)	–
	30,320	–	30,320	(5,291)	(21,170)	3,859
Customer deposits:
Excluding repos	417,652	(1,404)	416,248	(1,370)	(3,241)	411,637
Repos	1,818	–	1,818	–	(1,818)	–
	419,470	(1,404)	418,066	(1,370)	(5,059)	411,637
Financial liabilities at fair value through profit or loss:
Excluding repos	8,952	–	8,952	–	–	8,952
Repos	28,721	(7,126)	21,595	–	(21,595)	–
	37,673	(7,126)	30,547	–	(21,595)	8,952
Derivative financial instruments	77,626	(56,253)	21,373	(3,995)	(17,313)	65
1	After impairment allowance.

2	The amounts set off in the balance sheet as shown above represent derivatives and repurchase agreements with central clearing houses which meet the criteria for offsetting under IAS 32.

3	The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements. The Group holds and provides cash and securities collateral in respective of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.